Other income (Tables)	12 Months Ended
Dec. 31, 2019
Other Income, Nonoperating [Abstract]
Schedule of Other Nonoperating Income, by Component

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Government grants	677	7,483	12,546	1,802
Gain on an equity investment sold	—	—	6,778	974
Unrealized gain on equity investments held	—	—	17,298	2,485
I ncome from ADR profit-sharing program	—	966	2,190	315

Total	677	8,449	38,812	5,576